Contract Balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Contract Balances
Trade receivables	¥ 51,532	¥ 98,774	¥ 57,219	$ 7,369
Contract liabilities	65,948	76,579	103,374	$ 9,430
Contract assets	0	0
Revenue recognized included in the contract liability	¥ 70,069	¥ 95,918	¥ 102,877
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation	true	true